GOODWILL AND INTANGIBLE ASSETS (Details - Amortization schedule) - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
2021	$ 150,162
2022	391,571
2023	391,571
2024	391,571
2025	391,571
Thereafter	261,824
Future amortization total	$ 1,978,270	$ 1,110,744